Summarized Financial Information of Unconsolidated Affiliate (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Variable Interest Entities

Summarized financial information of the unconsolidated affiliate HAI as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	December 31, 2012
Current assets	$36	$40
Non-current assets	11	12
Current liabilities	23	18
Non-current liabilities	—	—

	Three Months Ended March 31,
	2013	2012
Net sales	$45	$50
Gross profit	11	13
Pre-tax income	7	9
Net income	7	9

Summarized financial information of the unconsolidated affiliate HAI as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	December 31, 2012	December 31, 2011
Current assets	$40	$35
Non-current assets	12	13
Current liabilities	18	21
Non-current liabilities	—	—

	Year Ended December 31,
	2012	2011	2010
Net sales	$207	$206	$163
Gross profit	52	49	34
Pre-tax income	31	29	16
Net income	31	29	16